Note 16 - Fair Value Measurements (Details Textual) $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Financial Liabilities Fair Value Disclosure, Total	$ 858,050	$ 776,957
Measurement Input, Discount Rate [Member] | Minimum [Member]
Mortgage Servicing Rights, Measurement Input	0.11
Measurement Input, Discount Rate [Member] | Maximum [Member]
Mortgage Servicing Rights, Measurement Input	0.13
Measurement Input, Cost to Sell [Member] | Minimum [Member]
Impaired Loans, Measurement Input	0.1
Measurement Input, Cost to Sell [Member] | Maximum [Member]
Impaired Loans, Measurement Input	0.3
Other Real Estate Owned, Measurement Input	0.2
Measurement Input, Appraised Value [Member] | Minimum [Member]
Other Real Estate Owned, Measurement Input	0.1
Fair Value, Recurring [Member]
Financial Liabilities Fair Value Disclosure, Total	$ 0	$ 0